Accounts Receivable, Net - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Total gross accounts receivable	$ 8,883,393	$ 5,864,040
Allowance for doubtful accounts	(13,646)	(93,032)	$ (73,386)
Accounts Receivable, net	8,869,747	$ 5,771,008
Subsequent Collection [Member]
Total gross accounts receivable	$ 8,652,112
Percentage of subsequent collection	97.40%
Percentage of subsequent collection, net	97.40%
Allowance for doubtful accounts
Accounts Receivable, net	8,652,112
Less than 3 Months [Member]
Total gross accounts receivable	5,097,728
Less than 3 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 4,887,155
Percentage of subsequent collection	95.90%
From 4 to 6 Months [Member]
Total gross accounts receivable	$ 3,770,187
From 4 to 6 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 3,764,957
Percentage of subsequent collection	99.90%
From 7 to 9 Months [Member]
Total gross accounts receivable	$ 1,836
From 7 to 9 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Percentage of subsequent collection	0.00%
From 10 to 12 Months [Member]
Total gross accounts receivable	$ 259
From 10 to 12 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Percentage of subsequent collection	0.00%
Over 1 Year [Member]
Total gross accounts receivable	$ 13,383
Over 1 Year [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Percentage of subsequent collection	0.00%